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<FILENAME>nia1q10.txt




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     May 10, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $100,243 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                   VALUE   SHARES/  SH/  PUT/ INVSTMT    OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
ALCOA INC                COM            013817101     4593   322510            Sole               138500       0 184010
AMERICAN EXPRESS CO      COM            025816109     6235   151110            Sole                61700       0  89410
AT&T                     COM            00206R102     4206   162753            Sole                82146       0  80607
AUTONATION INC           COM            05329W102     4359   241100            Sole               116450       0 124650
BRISTOL MYERS SQUIBB     COM            110122108     5009   187619            Sole                89775       0  97844
CONOCOPHILLIPS           COM            20825C104     4593    89750            Sole                43425       0  46325
DELL COMPUTER CORP       COM            24702R101     4705   313275            Sole               137625       0 175650
DIRECTV GROUP INC        COM            25490A101     6078   179764            Sole                76350       0 103414
DU PONT                  COM            263534109     5088   136633            Sole                71550       0  65083
GENWORTH FINL INC CL A   COM            37247D106     6260   341340            Sole               159950       0 181390
HEINZ H J CO             COM            423074103     4834   105975            Sole                51350       0  54625
INTL PAPER CO            COM            460146103     6109   248250            Sole                97350       0 150900
KIMBERLY-CLARK CORP      COM            494368103     4436    70550            Sole                33975       0  36575
LEGGETT & PLATT          COM            524660107     4423   204375            Sole                99250       0 105125
LILY ELI & CO            COM            532457108     3949   109038            Sole                55600       0  53438
MERCK & CO               COM            58933Y105     4851   129871            Sole                63025       0  66846
PFIZER                   COM            717081103     3705   216023            Sole               106875       0 109148
SARA LEE CORP            COM            803111103     5097   365875            Sole               176625       0 189250
MIDCAP SPDR TR UNIT SER 1COM            595635103      233     1625            Sole                    0       0   1625
SPDR TR UNIT SER 1       COM            78462F103      335     2859            Sole                    0       0   2859
WHIRLPOOL CORP           COM            963320106     6746    77323            Sole                30925       0  46398
XL CAPITAL LTD CL A      COM            G98255105     4399   232725            Sole               110375       0 122350

                                                   100,243